Convertible Notes (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Carying Amount of the Convertible Notes

The carrying amount of the Convertible Notes as of December 31, 2019 and 2020 were as follows:

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
	(In millions)
Liability component:
Principal	13,578	17,954	2,751
Less: unamortized debt discount	1,281	1,275	195
Net carrying amount	12,297	16,679	2,556
Equity component:
Carrying amount	1,349	1,744	267